INITIAL PUBLIC OFFERING	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 30,557,322 Units at a purchase price of $10.00 per Unit, inclusive of 557,322 Units sold to the underwriters on April 9, 2019 upon the underwriters’ election to partially exercise their option to purchase additional Units. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

NOTE 3 . INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 30,557,322 Units at a purchase price of $10.00 per Unit, inclusive of 557,322 Units sold to the underwriters on April 9, 2019 upon the underwriters' election to partially exercise their option to purchase additional Units. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).